RESERVES	12 Months Ended
Jun. 30, 2019
RESERVES
RESERVES

18.RESERVES

	Consolidated
	2019	2018
	A$	A$
Foreign currency translation	789,598	765,930
Share-based payments	5,220,334	4,885,232
Total reserves	6,009,932	5,651,162

Reconciliation of foreign currency translation reserve

Balance at the beginning of the financial year	765,930	1,288,896
Add: net currency translation gain / (loss)	23,668	(522,966)
Balance at the end of the financial year	789,598	765,930

Reconciliation of share-based payments reserve

Balance at the beginning of the financial year	4,885,232	4,755,597
Add: share-based payments expense	341,201	129,635
Less: Reversal of forfeited/lapsed options	(6,099)
Balance at the end of the financial year	5,220,334	4,885,232

Nature and purpose of reserves

Foreign currency translation reserve

This reserve is used to record exchange differences arising from the translation of the financial statements of foreign subsidiaries.

Share-based payments reserve

This reserve is used to record the value of share-based payments provided to employees and others providing similar services as part of their remuneration.